Fair Value Measurement - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, fair value	$ 1,874
Ending balance, fair value	7,164
Establishment of earn out share liabilities	9,997
Change in estimated fair value, net of changes in foreign exchange rates (1)	(1,938)
Reclassification of warrant liability to equity	(2,769)
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, fair value	1,874
Ending balance, fair value
Establishment of earn out share liabilities
Change in estimated fair value, net of changes in foreign exchange rates (1)	895
Reclassification of warrant liability to equity	(2,769)
Earn out Share Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, fair value
Ending balance, fair value	7,164
Establishment of earn out share liabilities	9,997
Change in estimated fair value, net of changes in foreign exchange rates (1)	(2,833)
Reclassification of warrant liability to equity